COMMITMENTS AND CONTINGENCIES (Details)						6 Months Ended		12 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Percentage of decrease in real estate agent income									90.34%	89.71%	28.55%
Revenue						$ 21,536	$ 9,952
Litigation amount claimed				$ 257,000	¥ 1,872,419
Number of days for claim amount under litigation settlement			10 days
Partial payment	$ 124,000	¥ 907,662
Percentage of allowance for credit loss						100.00%		100.00%
Real estate agent income
COMMITMENTS AND CONTINGENCIES
Revenue								$ 0
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed				$ 257,000	¥ 1,872,419